Taxes	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Taxes [Abstract]
Taxes
12.	Taxes

(a)	Corporation income tax

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

BVI

MaxsMaking was incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI. Additionally, upon payments of dividends by the Company or its subsidiaries to their shareholders, no withholding tax will be imposed.

Hong Kong

MaxsMaking Group Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from 2022. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, MaxsMaking Group Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. For the six months ended April 30, 2026 and 2025, the Company provided provision of income tax expenses of nil against MaxsMaking Holding Limited .

(a)	Corporation income tax

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

BVI

MaxsMaking was incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI. Additionally, upon payments of dividends by the Company or its subsidiaries to their shareholders, no withholding tax will be imposed.

Hong Kong

MaxsMaking Group Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from 2022. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, MaxsMaking Group Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. For the fiscal years ended October 31, 2025 and 2024, the Company provided provision of income tax expenses of nil against MaxsMaking Group Limited.

PRC

The Company’s operating subsidiaries were incorporated in the PRC and is subject to PRC income tax, which is computed according to the relevant law regulations in the PRC. Under the Corporation Income Tax Law of PRC, current corporation income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiaries, Shanghai Supreme, Zhejiang Alliance and Shanghai Lvzao, were each qualified as HNTE in 2019, 2022 and 2024, respectively. Shanghai Supreme did not obtain the HNTE certificate after its expiration in 2021.

In addition, in accordance with Announcement on Corporate Income Tax Policies for Promoting High-quality Development of Integrated Circuit Industry and Software Industry, promulgated on December 11, 2020 and effective on January 1, 2020, an entity recognized as the “Software Enterprise” will be exempted from corporate income tax for the first two years after making profits and will be subject to corporate income tax at a tax rate of 12.5% (half of the statutory corporate income tax rate of 25%) for the third to fifth years. The Company’s subsidiary, Shanghai Lvzao, was recognized as the “Software Enterprise” from May 30, 2022 to May 29, 2023 and from May 30, 2023 to May 29, 2024, and started making profits from January 2023, and thus was exempted from corporate income tax in the year of 2023 and 2024, and will be subject to corporate income tax at the rate of 12.5% from the year of 2025 to 2027.

	For The Six Months Ended April 30,
	2026	2025
	USD	USD
Current income tax expense	370	19,812
Deferred income tax expense	(44,211)	(20,182)
Total	(43,841)	(370)

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended April 30, 2026 and 2025 as follows:

	For The Six Months Ended April 30,
	2026	2025
	USD	USD
Income before income tax provision	564,087	174,800
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	141,022	43,700
Preferential tax treatments	(176,122)	(47,547)
Non-deductible expense	188	3,781
Additional deduction for research and development expenses	(9,289)	-
Tax-exempted income	(1,129)	(304)
Tax effect of unused tax losses not recognised	1,489	-
Total	(43,841)	(370)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of April 30, 2026 and October 31, 2025 and as follows:

	April 30, 2026	October 31, 2025
Deferred tax assets
Expected credit loss	$39,693	$20,171
Net operating loss carry-forward	$82,225	$52,877
Less: valuation allowance	8,398	6,665
Total	$113,520	$66,383

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, $133,292 of tax loss carryforwards expired in fiscal year 2025.

12.	Taxes

(a)	Corporation income tax

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

BVI

MaxsMaking was incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI. Additionally, upon payments of dividends by the Company or its subsidiaries to their shareholders, no withholding tax will be imposed.

Hong Kong

MaxsMaking Group Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from 2022. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, MaxsMaking Group Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. For the fiscal years ended October 31, 2025 and 2024, the Company provided provision of income tax expenses of nil against MaxsMaking Group Limited.

PRC

The Company’s operating subsidiaries were incorporated in the PRC and is subject to PRC income tax, which is computed according to the relevant law regulations in the PRC. Under the Corporation Income Tax Law of PRC, current corporation income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiaries, Shanghai Supreme, Zhejiang Alliance and Shanghai Lvzao, were each qualified as HNTE in 2019, 2022 and 2024, respectively. Shanghai Supreme did not obtain the HNTE certificate after its expiration in 2021.

In addition, in accordance with Announcement on Corporate Income Tax Policies for Promoting High-quality Development of Integrated Circuit Industry and Software Industry, promulgated on December 11, 2020 and effective on January 1, 2020, an entity recognized as the “Software Enterprise” will be exempted from corporate income tax for the first two years after making profits and will be subject to corporate income tax at a tax rate of 12.5% (half of the statutory corporate income tax rate of 25%) for the third to fifth years. The Company’s subsidiary, Shanghai Lvzao, was recognized as the “Software Enterprise” from May 30, 2022 to May 29, 2023 and from May 30, 2023 to May 29, 2024, and started making profits from January 2023, and thus was exempted from corporate income tax in the year of 2023 and 2024, and will be subject to corporate income tax at the rate of 12.5% from the year of 2025 to 2027.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the (loss) income before income taxes for the facial years ended October 31, 2025 and 2024 as follows:

	For the Fiscal Year Ended October 31,
	2025	2024
	USD	USD
Income before income taxes	85,556	2,149,669
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	21,389	537,417
Preferential tax treatments	71,304	(244,284)
Non-deductible expense	2,423	2,775
Additional deduction for research and development expenses	(34,277)	(26,077)
Tax-exempted income	6,595	(828)
Total	67,434	269,003

	For the Fiscal Year Ended October 31,
	2025	2024
	USD	USD
Current income tax expense	108,718	288,844
Deferred income tax expense	(41,284)	(19,841)
Total	67,434	269,003

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of October 31, 2025 and 2024 were as follows:

	October 31, 2025	October 31, 2024
Deferred tax assets
Bad debt allowance	$20,171	$1,149
Net operating loss carry-forward	$52,877	23,389
Less: valuation allowance	6,665	—
Total	$66,383	$24,538

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company will realize the benefits of those deductible differences as of October 31, 2024 and $ 133,292 is not expected to be deductible in the future as of October 31, 2025.